UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06574

The Latin American Discovery Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2011

Date of reporting period:	March 31, 2011

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Latin American Discovery Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (99.0%)

Argentina (1.0%)
Commercial Banks
Banco Macro SA ADR	15,700	$629

Diversified Telecommunication Services
Telecom Argentina SA ADR	42,700	1,059
		1,688
Brazil (70.3%)
Beverages
Cia de Bebidas das Americas (Preference) ADR	245,800	6,959

Commercial Banks
Banco Bradesco SA (Preference)	58,080	1,186
Banco Bradesco SA ADR	337,110	6,995
Banco do Brasil SA	159,200	2,881
Banco Nacional SA (Preference) (a)(b)(c)	95,420,000	—
Investimentos Itau SA (Preference)	491,094	3,850
Itau Unibanco Holding SA (Preference)	193,001	4,599
Itau Unibanco Holding SA (Preference) ADR	332,142	7,988
		27,499
Diversified Financial Services
BM&F Bovespa SA	649,800	4,716

Food Products
BRF - Brasil Foods SA	269,502	5,089

Health Care Providers & Services
Amil Participacoes SA	140,320	1,649
Diagnosticos da America SA	67,400	867
		2,516
Household Durables
MRV Engenharia e Participacoes SA	272,100	2,177
PDG Realty SA Empreendimentos e Participacoes	707,780	3,971
		6,148
Household Products
Hypermarcas SA (a)	215,900	2,856

Metals & Mining
Gerdau SA ADR	173,200	2,165
Metalurgica Gerdau SA (Preference)	35,145	524
Vale SA	19,206	628
Vale SA (Preference)	36,912	1,071
Vale SA (Preference) ADR	623,245	18,398
Vale SA ADR	94,500	3,152
		25,938
Oil, Gas & Consumable Fuels
OGX Petroleo e Gas Participacoes SA (a)	334,900	4,031
Petroleo Brasileiro SA (Preference)	331,726	5,793
Petroleo Brasileiro SA ADR	359,573	13,852

	Shares	Value (000)
Ultrapar Participacoes SA (Preference)	173,200	$2,867
		26,543
Real Estate Management & Development
BR Malls Participacoes SA	181,200	1,887
Multiplan Empreendimentos Imobiliarios SA	42,900	887
		2,774
Trading Companies & Distributors
Mills Estruturas e Servicos de Engenharia SA (a)	89,100	980

Wireless Telecommunication Services
Vivo Participacoes SA ADR	109,700	4,430
		116,448
Chile (3.9%)
Airlines
Lan Airlines SA ADR	32,651	835

Beverages
Cia Cervecerias Unidas SA	78,141	924

Food & Staples Retailing
Cencosud SA	140,057	1,007

Independent Power Producers & Energy Traders
Empresa Nacional de Electricidad SA	1,038,805	1,927
Empresa Nacional de Electricidad SA ADR	3,500	195
		2,122
Metals & Mining
Antofagasta PLC	70,306	1,535
		6,423
Colombia (0.9%)
Oil, Gas & Consumable Fuels
Pacific Rubiales Energy Corp.	52,616	1,452

Mexico (19.5%)
Beverages
Fomento Economico Mexicano SAB de CV ADR	63,000	3,698

Commercial Banks
Grupo Financiero Banorte SAB de CV Series O	769,099	3,621

Construction & Engineering
Empresas ICA SAB de CV (a)	642,700	1,462

Consumer Finance
Compartamos SAB de CV (a)	471,200	849

Food & Staples Retailing
Grupo Comercial Chedraui SA de CV (a)	520,100	1,679

	Shares	Value (000)
Wal-Mart de Mexico SAB de CV Series V	943,972	$2,833
		4,512
Household Durables
Desarrolladora Homex SAB de CV ADR (a)	48,644	1,326

Metals & Mining
Grupo Mexico SAB de CV Series B	880,100	3,300

Wireless Telecommunication Services
America Movil SAB de CV, Class L ADR	234,005	13,596
		32,364
Panama (1.4%)
Airlines
Copa Holdings SA, Class A	44,603	2,355

Peru (2.0%)
Commercial Banks
Credicorp Ltd.	31,700	3,326
Total Common Stocks (Cost $103,322)		164,056

Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $1,529)	1,528,904	1,529
Total Investments (99.9%) (Cost $104,851) +		165,585
Other Assets in Excess of Liabilities (0.1%)		119
Net Assets (100.0%)		$165,704

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2011.
(c)

At March 31, 2011, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $104,851,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $60,734,000 of which approximately $61,988,000 related to appreciated securities and approximately $1,254,000 related to depreciated securities.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Airlines	$3,190	$—	$—		$3,190
Beverages	11,581	—	—		11,581
Commercial Banks	35,075	—	—	†	35,075
Construction & Engineering	1,462	—	—		1,462
Consumer Finance	849	—	—		849
Diversified Financial Services	4,716	—	—		4,716
Diversified Telecommunication Services	1,059	—	—		1,059
Food & Staples Retailing	5,519	—	—		5,519
Food Products	5,089	—	—		5,089
Health Care Providers & Services	2,516	—	—		2,516
Household Durables	7,474	—	—		7,474
Household Products	2,856	—	—		2,856
Independent Power Producers & Energy Traders	2,122	—	—		2,122
Metals & Mining	30,773	—	—		30,773
Oil, Gas & Consumable Fuels	27,995	—	—		27,995
Real Estate Management & Development	2,774	—	—		2,774
Trading Companies & Distributors	980	—	—		980
Wireless Telecommunication Services	18,026	—	—		18,026
Total Common Stocks	164,056	—	—	†	164,056
Short-Term Investment - Investment Company	1,529	—	—		1,529
Total Assets	$165,585	$—	$—	†	$165,585

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Fund did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Balance as of 12/31/10	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/11	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$—

†  Includes one or more securities which are valued at zero.

The Latin American Discovery Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2011 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Latin American Discovery Fund, Inc.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
May 24, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 24, 2011